CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]
Parent [Line Items]
Net income (loss)	$ 57,692	$ 5,035	$ 146,171	$ 112,466	$ 174,015	$ 123,290	$ 30,311	$ 12,756
Other comprehensive income (loss):
Net unrealized gain (loss) on interest rate swaps during the period, net of tax					(22,777)	0	(58,175)	0
Other Comprehensive Income Reclassification Of Net Unrealized Gain Loss On Interest Rate Swaps During Period Net Of Tax	7,088	15,760	9,596	19,993	18,884	25,443	22,027	0
Net unrealized gain (loss) from pension and postretirement plans, net of tax	(104)	(263)	(209)	(525)	34,458	(54,826)	5,172	315
Net unrealized gain (loss) on energy derivative instruments during the period, net of tax					(26,222)	0	0	(24,162)
Reclassification of net unrealized loss on energy derivative instruments settled during the period, net of tax	122	177	(73)	364	19,144	1,545	4,420	4,509
Amortization of treasury interest rate swaps to earnings, net of tax					0	0	0	26
Other comprehensive income (loss)	7,106	15,674	9,314	19,832	23,487	(27,838)	(26,556)	(19,312)
Comprehensive income (loss)	$ 64,798	$ 20,709	$ 155,485	$ 132,298	$ 197,502	$ 95,452	$ 3,755	$ (6,556)